DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2008
Debt Instrument [Line Items]
Total debt			$ 1,344,788	$ 1,052,532
Total debt including related parties			1,344,788	1,052,532
Maria and Freeze Facility
Debt Instrument [Line Items]
Total debt			174,000	0
High-Yield Bonds
Debt Instrument [Line Items]
Total debt			147,007	174,450
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt			150,000	0
Golar LNG Partners Credit Facility
Debt Instrument [Line Items]
Total debt			$ 181,500	203,500	$ 202,300
Term of loan			10 years
Golar Partners Operating Credit Facility
Debt Instrument [Line Items]
Total debt			$ 185,000	235,000
Term of loan		5 years
NR Satu Facility
Debt Instrument [Line Items]
Total debt			112,100	126,400
Term of loan	7 years
Golar Igloo Debt
Debt Instrument [Line Items]
Total debt			$ 141,111	154,550
Golar Igloo Debt | KEXIM
Debt Instrument [Line Items]
Term of loan			12 years
Golar Igloo Debt | K-Sure
Debt Instrument [Line Items]
Term of loan			12 years
Golar Igloo Debt | Commercial
Debt Instrument [Line Items]
Term of loan			5 years
Eskimo SPV Debt
Debt Instrument [Line Items]
Total debt			$ 254,070	0
Golar LNG Revolving Credit Facility
Debt Instrument [Line Items]
Total debt			0	20,000
Golar Maria Facility
Debt Instrument [Line Items]
Total debt			0	79,525
Golar Freeze Facility
Debt Instrument [Line Items]
Total debt			$ 0	$ 59,107